Prepayments, Deposits and Other Current Assets - Schedule of Prepayments, Deposits and Other Current Assets (Details) - USD ($)		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Schedule of Prepayments, Deposits and Other Current Assets [Abstract]
Prepaid for marketing fee		$ 1,466,767	[1]	$ 4,532,188	[1]	$ 4,220,986
Interest receivable		1,702,933
Receivable from equity transfer	[2]	151,285		841,893
Tax receivable		552,101		574,770
Other prepaid expenses and current assets		73,935		547,560
Total prepayments, deposits and other current assets		$ 3,947,021		$ 6,496,411

[1]	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:
[2]	In December 2022, the Company transferred its 20% ownership in Fuzhou Fumao to an unaffiliated individual at cost value by completing the registration process with local governmental authorities on December 24, 2022. As of June 30, 2024, the Company recorded the receivable amount of equity transfer of $841,893 (RMB 6,000,000) in prepayment, deposits and other current assets. The Company fully received the amount during the year ended June 30, 2025.